Plant and equipment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 9,290,308
Ending balance	10,494,053	$ 9,290,308
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,993,061	8,998,499
Additions	2,112,115	3,600,173
Disposals		(338,879)
Lease termination and derecognition		(425,932)
Foreign exchange translation difference	5,494	159,200
Ending balance	14,110,670	11,993,061
Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,702,753)	(1,290,636)
Additions	910,906	1,634,675
Disposals		40,554
Lease termination and derecognition		(204,590)
Foreign exchange translation difference	2,958	22,586
Ending balance	(3,616,617)	(2,702,753)
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	168,502
Ending balance	194,456	168,502
Furniture and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	477,823	438,358
Additions	44,044	32,937
Foreign exchange translation difference	1,139	6,528
Ending balance	523,006	477,823
Furniture and equipment | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(309,321)	(238,223)
Additions	17,816	67,030
Foreign exchange translation difference	1,413	4,068
Ending balance	(328,550)	(309,321)
Computer hardware
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	222,867
Ending balance	361,228	222,867
Computer hardware | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	421,198	209,170
Additions	180,151	208,294
Foreign exchange translation difference	57	3,734
Ending balance	601,406	421,198
Computer hardware | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(198,331)	(100,324)
Additions	41,793	96,191
Foreign exchange translation difference	54	1,816
Ending balance	(240,178)	(198,331)
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,089,925
Ending balance	1,628,336	1,089,925
Vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,384,597	299,386
Additions	551,623	1,090,673
Disposals		(10,907)
Foreign exchange translation difference		5,445
Ending balance	1,936,220	1,384,597
Vehicles | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(294,672)	(256,588)
Additions	13,212	41,005
Disposals		7,588
Foreign exchange translation difference		4,667
Ending balance	(307,884)	(294,672)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	161,620
Ending balance	135,771	161,620
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	435,376	396,303
Additions	7,879	64,495
Disposals		(28,366)
Foreign exchange translation difference	691	2,944
Ending balance	443,946	435,376
Leasehold improvements | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(273,756)	(182,599)
Additions	33,768	112,591
Disposals		23,119
Foreign exchange translation difference	651	1,685
Ending balance	(308,175)	(273,756)
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	927,334
Ending balance	1,849,542	927,334
Right-of-use assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,660,098	1,590,456
Additions	1,086,446	465,312
Lease termination and derecognition		(425,932)
Foreign exchange translation difference	3,607	30,262
Ending balance	2,750,151	1,660,098
Right-of-use assets | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(732,764)	(512,902)
Additions	167,005	414,102
Lease termination and derecognition		(204,590)
Foreign exchange translation difference	840	10,350
Ending balance	(900,609)	(732,764)
Production tooling and molds
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,720,060
Ending balance	6,324,720	6,720,060
Production tooling and molds | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,613,969	6,064,826
Additions	241,972	1,738,462
Disposals		(299,606)
Foreign exchange translation difference		110,287
Ending balance	7,855,941	7,613,969
Production tooling and molds | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(893,909)
Additions	637,312	903,756
Disposals		9,847
Ending balance	$ (1,531,221)	$ (893,909)